FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Schedule of consolidated derivatives financial instruments that are registered with B3 and classified as swaps and that do not require margin deposits

			Accumulated effects from fair value
	Notional Value		Amount receivable (payable)
Description	12.31.18	12.31.17	12.31.18	12.31.17
Long position	1,184,064	1,181,056	95,533	164,405

Foreign Currency	335,194	326,149	50,536	102,876
US$ (1) (2)	241,332	201,445	24,608	49,110
EUR (2)	51,971	11,000	—	449
LIBOR US$ (1)	41,891	113,704	25,928	53,317

Floating rate	699,595	657,868	7,737	28,263
CDI (1) (2)	554,336	263,518	—	82
TJLP (4)	145,259	394,350	7,737	28,181

Inflation rates	149,275	197,039	37,260	33,266
IPCA (3) (5)	149,275	166,775	37,260	33,266
IGPM (6)	—	30,264	—	—

Short position	(1,184,064)	(1,181,056)	(39,383)	(20,651)

Floating rate	(608,782)	(860,686)	(24,916)	(15,819)
CDI (1) (2) (3) (4) (5) (6)	(608,782)	(860,686)	(24,916)	(15,819)

Foreign Currency	(575,282)	(320,370)	(14,467)	(4,832)
US$ (2)	(439,103)	(183,824)	(9,396)	(2,471)
EUR (1) (2)	(115,233)	(79,694)	(222)	(464)
LIBOR US$ (1)	(20,946)	(56,852)	(4,849)	(1,897)

	Long position		95,533	164,405
	Current		69,065	87,643
	Non-current		26,468	76,762

	Short position		(39,383)	(20,651)
	Current		(16,538)	(5,239)
	Non-current		(22,845)	(15,412)
	Amounts receivable, net		56,150	143,754

(1)    Foreign currency swaps (US$ and LIBOR) x CDI (R$98,576) - swap transactions for varying debt repayment dates held to hedge currency risk affecting the Company's loans in US$ (carrying amount R$98,615).

(2)    Foreign currency swaps (Euro and CDI x Euro) (R$69,218) and (US$ and CDI x US$) (R$236,363) - maturing through February 13, 2019 to hedge currency risk affecting net amounts payable (carrying amount R$69,324 in Euros) and receivables (carrying amount R$239,884 in US$).

(3)    IPCA x CDI rate swaps (R$40,741) - maturing through 2019 to hedge the same flow as the debentures (4th issue - 3rd series) indexed to the IPCA (carrying amount R$41,121).

(4)    TJLP x CDI swaps (R$167,070) - maturing through 2019 to hedge the risk of TJLP variation on loan with BNDES (carrying amount R$159,789).

(5)    IPCA x CDI swaps (R$234,865) - maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA (carrying amount R$233,690).

(6)    The information of December 31, 2017 refers to the IGPM swap x CDI , swap operations contracted with the purpose of protecting the risk of IGPDI variation in regulatory commitments linked to a 4G license. The commitment of the 4G license was withdrawn from the EAD on January 31, 2018 for R$42,842 (Note 22) and the respective swap operations were finalized on the same date.

Schedule of breakdown of swaps maturing after December 31, 2018

	Maturing in
					Amount
					receivable
					(payable) at
Swap contract	2019	2020	2021	2022 onwards	12.31.18
Foreign currency x CDI	48,465	—	—	—	48,465
CDI x Foreign Currency	(14,418)	—	—	—	(14,418)
TJLP x CDI	7,737	—	—	—	7,737
IPCA x CDI	10,742	1,679	1,753	192	14,366
Total	52,526	1,679	1,753	192	56,150

Schedule of sensitivity analysis net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (long position)	Derivatives (depreciation risk EUR)	(69,218)	(86,522)	(103,827)
Payables in EUR	Debt (appreciation risk EUR)	(20,747)	(25,934)	(31,121)
Receivables in EUR	Debt (depreciation risk EUR)	88,749	110,936	133,123
	Net Exposure	(1,216)	(1,520)	(1,824)

Hedge (short position)	Derivatives (depreciation risk US$)	(234,813)	(293,516)	(352,219)
Payables in US$	Debt (appreciation risk US$)	(112,981)	(141,227)	(169,472)
Receivables in US$	Debt (depreciation risk US$)	352,866	441,082	529,299
	Net Exposure	5,072	6,339	7,608

Hedge (long position)	Derivatives (risk of decrease in IPCA)	273,712	254,731	238,133
Debt in IPCA	Debt (risk of increase in IPCA)	(353,905)	(334,924)	(318,326)
	Net Exposure	(80,193)	(80,193)	(80,193)

Hedge (long position)	Derivatives (risk of decrease in UMBND)	98,576	98,396	98,217
Debt in UMBND	Debt (risk of increase in UMBND)	(96,614)	(96,644)	(96,471)
	Net Exposure	1,962	1,752	1,746

Hedge (long position)	Derivatives (risk of decrease in TJLP)	152,558	151,975	151,402
Debt in TJLP	Debt (risk of increase in TJLP)	(937,998)	(937,390)	(936,792)
	Net Exposure	(785,440)	(785,415)	(785,390)

Hedge (CDI position)
Hedge US$ and EUR (long position)	Derivatives (risk of decrease in CDI)	(125,631)	(125,695)	(125,754)
Hedge IPCA (short position)	Derivatives (risk of increase in CDI)	(273,712)	(254,731)	(238,133)
Hedge UMBND (short position)	Derivatives (risk of increase in CDI)	(98,576)	(98,396)	(98,217)
Hedge TJLP (short position)	Derivatives (risk of increase in CDI)	(152,558)	(151,975)	(151,402)
	Net Exposure	(650,477)	(630,797)	(613,506)
Total net exposure in each scenario		(1,510,292)	(1,489,834)	(1,471,559)

Net effect on changes in current fair value		—	20,458	38,733

Schedule of sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	3.8748	4.8435	5.8122
EUR	4.4370	5.5463	6.6556
IPCA	3.69%	4.62%	5.54%
IGPM	7.54%	9.42%	11.31%
IGP-DI	7,12%	8,91%	10,69%
UMBND	0.0756	0.0946	0.1135
URTJLP	0.0656	0.0820	0.0984
CDI	6.42%	8.03%	9.63%

Schedule of composition of financial assets and liabilities

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12.31.18	12.31.17	12.31.18	12.31.17
Financial Assets
Current
Cash and cash equivalents (Note 3)	Amortized cost		3,381,328	4,050,338	3,381,328	4,050,338
Trade accounts receivable (Note 4)	Amortized cost		8,304,382	8,588,466	8,304,382	8,588,466
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	—	2,480	—	2,480
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	69,065	85,163	69,065	85,163

Non-current
Investments pledged as collateral	Amortized cost		76,934	81,486	76,934	81,486
Trade accounts receivable (Note 4)	Amortized cost		426,252	273,888	426,252	273,888
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	26,468	76,762	26,468	76,762
Total financial assets			12,284,429	13,158,583	12,284,429	13,158,583

Financial Liabilities
Current
Trade accounts payable, net (Note 16)	Amortized cost		7,642,782	7,447,100	7,642,782	7,447,100
Loans, financing and finance lease (Note 20)	Amortized cost		1,076,451	1,316,034	1,135,732	1,463,609
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	263,754	304,921	263,754	304,921
Debentures (Note 20)	Amortized cost		82,840	1,412,174	237,144	1,532,427
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	41,121	312	41,121	312
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	16,316	4,504	16,316	4,504
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	222	735	222	735

Non-current
Loans, financing and finance lease (Note 20)	Amortized cost		817,908	1,353,582	796,481	1,291,974
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	341,728	520,421	341,728	520,421
Contingent consideration (Note 20)	Measured at fair value through profit or loss	Level 2	465,686	446,144	465,686	446,144
Debentures (Note 20)	Amortized cost		3,049,949	3,068,243	2,866,981	2,866,372
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	—	40,010	—	40,010
Derivative transactions (Note 31)	Measured at fair value through OCI	Level 2	22,845	15,412	22,845	15,412
Total financial liabilities			13,821,602	15,929,592	13,830,792	15,933,941

Schedule of Company's ratio of consolidated debt to shareholders' equity

	12.31.18	12.31.17
Cash and cash equivalents	3,381,328	4,050,338
Loans, financing, debentures, financial lease and contingent consideration	(6,139,437)	(8,461,841)
Derivative transactions, net	56,150	143,754
Short-term investment pledged as collateral	12,473	11,722
Asset guarantor of contingent consideration	465,686	446,144
Net debt	2,223,800	3,809,883
Net equity	71,607,027	69,461,358
Net debt-to-equity ratio	3.11%	5.48%

Summary the maturity profile of our consolidated financial liabilities as set forth in loan agreements

At 12.31.18	Less than one year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total
Trade accounts payable	7,642,782	—	—	—	7,642,782
Loans, financing and finance lease	1,410,011	451,411	607,853	193,096	2,662,371
Contingent consideration	—	—	—	465,686	465,686
Debentures	245,407	1,236,859	2,195,150	—	3,677,416
Derivative transactions	16,538	—	—	22,845	39,383
Total	9,314,738	1,688,270	2,803,003	681,627	14,487,638